EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share Tables
Weighted average number of common shares outstanding
In Thousands of Shares
Description	2017	2016
Issued common shares at January 1	49,116	42,988
Effect of shares issued	3,532	3,167
Weighted average number of common shares outstanding at December 31	52,648	46,155